Commitments And Contingencies (Future Minimum Rental Payments For Operating Leases) (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Minimum Rental Payments, 2014	$ 35
Minimum Rental Payments, 2015	29
Minimum Rental Payments, 2016	23
Minimum Rental Payments, 2017	20
Minimum Rental Payments, 2018	7
Minimum Rental Payments, thereafter	20
Total	$ 134